Vanguard® High-Yield Corporate Fund
Schedule of Investments (unaudited)
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.6%)
U.S. Government Securities (4.6%)
[1,2]	United States Treasury Note/Bond	0.125%	7/31/23	155,875	153,902
	United States Treasury Note/Bond	3.000%	7/31/24	25,532	25,037
	United States Treasury Note/Bond	1.250%	8/31/24	4,000	3,831
	United States Treasury Note/Bond	4.250%	9/30/24	28,000	27,921
	United States Treasury Note/Bond	4.375%	10/31/24	8,551	8,547
	United States Treasury Note/Bond	4.500%	11/30/24	6,343	6,358
	United States Treasury Note/Bond	4.250%	12/31/24	39,000	38,982
[1,3]	United States Treasury Note/Bond	3.125%	8/15/25	37,090	36,424
[1,3]	United States Treasury Note/Bond	3.500%	9/15/25	202,200	200,336
	United States Treasury Note/Bond	4.000%	2/15/26	101,085	101,654
	United States Treasury Note/Bond	3.750%	4/15/26	190,041	190,130
	United States Treasury Note/Bond	0.875%	6/30/26	23,119	21,190
	United States Treasury Note/Bond	2.750%	7/31/27	15,000	14,513
	United States Treasury Note/Bond	4.125%	10/31/27	44,430	45,465
	United States Treasury Note/Bond	1.250%	4/30/28	7,502	6,722
	United States Treasury Note/Bond	1.250%	6/30/28	21,561	19,257
	United States Treasury Note/Bond	1.000%	7/31/28	9,682	8,517
	United States Treasury Note/Bond	2.375%	3/31/29	6,060	5,688
	United States Treasury Note/Bond	2.625%	7/31/29	46,150	43,857
[1]	United States Treasury Note/Bond	3.875%	9/30/29	29,000	29,598
	United States Treasury Note/Bond	3.500%	1/31/30	31,734	31,753
	United States Treasury Note/Bond	2.750%	8/15/32	2,823	2,671
	United States Treasury Note/Bond	4.125%	11/15/32	20,973	22,136
	United States Treasury Note/Bond	4.500%	5/15/38	3,542	3,944
	United States Treasury Note/Bond	3.250%	5/15/42	1,047	969
	United States Treasury Note/Bond	3.375%	8/15/42	2,770	2,608
	United States Treasury Note/Bond	3.125%	5/15/48	1,170	1,045
	United States Treasury Note/Bond	3.375%	11/15/48	2,995	2,804
	United States Treasury Note/Bond	3.625%	2/15/53	1,300	1,289
Total U.S. Government and Agency Obligations (Cost $1,059,046)					1,057,148
Corporate Bonds (87.4%)
Communications (15.4%)
[4,5]	Altice France SA	2.125%	2/15/25	3,940	3,965
[4]	Altice France SA	8.125%	2/1/27	600	536
[4]	Altice France SA	5.500%	1/15/28	10,740	8,456
[4]	Altice France SA	5.125%	7/15/29	85,970	63,708
[4]	Banijay Entertainment SASU	5.375%	3/1/25	25,380	24,865
	Belo Corp.	7.750%	6/1/27	24,745	23,703
	Belo Corp.	7.250%	9/15/27	11,942	11,266
[4]	Cable One Inc.	4.000%	11/15/30	19,021	15,452
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	51,985	51,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	51,977	49,151
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	8,150	7,552
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	26,345	24,184
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	40,000	38,026
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	94,670	79,849
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	100,690	82,856
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	48,650	47,677
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	7,000	5,793
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	136,793	109,720
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	16,820	13,411
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	27,600	21,130
[4]	CSC Holdings LLC	5.500%	4/15/27	19,220	16,438
[4]	CSC Holdings LLC	6.500%	2/1/29	11,610	9,696
[4]	CSC Holdings LLC	4.125%	12/1/30	74,628	53,616
[4]	CSC Holdings LLC	4.625%	12/1/30	8,625	4,207
[4]	CSC Holdings LLC	3.375%	2/15/31	71,240	49,043
[4]	CSC Holdings LLC	4.500%	11/15/31	99,190	69,459
[4]	CSC Holdings LLC	5.000%	11/15/31	26,470	12,682
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	22,140	19,430
	DISH DBS Corp.	5.875%	11/15/24	40,975	33,955
	DISH DBS Corp.	7.750%	7/1/26	45,325	26,170
[4]	DISH DBS Corp.	5.250%	12/1/26	2,920	2,229
	DISH DBS Corp.	7.375%	7/1/28	50,790	25,372
[4]	DISH DBS Corp.	5.750%	12/1/28	40,625	28,956
	DISH DBS Corp.	5.125%	6/1/29	14,684	6,789
[4]	DISH Network Corp.	11.750%	11/15/27	48,753	46,102
	Embarq Corp.	7.995%	6/1/36	30,150	12,955
[4]	Frontier Communications Holdings LLC	5.875%	10/15/27	16,240	14,943
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	131,499	115,366
[4]	Frontier Communications Holdings LLC	6.750%	5/1/29	13,467	10,839
	Frontier Communications Holdings LLC	5.875%	11/1/29	52,213	39,682
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	4,790	3,664
[4]	Frontier Communications Holdings LLC	8.750%	5/15/30	1,460	1,444
[4]	Frontier Communications Holdings LLC	8.625%	3/15/31	28,915	28,197
[4]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	72,140	62,486
[4]	Iliad Holding SAS	6.500%	10/15/26	17,850	17,172
[4]	Iliad Holding SAS	7.000%	10/15/28	16,550	15,728
	Lamar Media Corp.	3.750%	2/15/28	30,000	27,744
	Lamar Media Corp.	4.875%	1/15/29	2,920	2,781
	Lamar Media Corp.	4.000%	2/15/30	75,500	67,589
	Lamar Media Corp.	3.625%	1/15/31	59,108	50,947
[4]	Level 3 Financing Inc.	3.625%	1/15/29	19,482	10,898
[4]	Level 3 Financing Inc.	3.875%	11/15/29	17,160	12,529
[4]	Level 3 Financing Inc.	10.500%	5/15/30	5,590	5,352
[4,5]	Lorca Telecom Bondco SA	4.000%	9/18/27	55,975	56,526
[4]	Lumen Technologies Inc.	4.000%	2/15/27	7,040	4,699
[4]	Match Group Holdings II LLC	4.625%	6/1/28	5,480	5,055
[4]	Match Group Holdings II LLC	4.125%	8/1/30	14,026	12,072
[4]	Match Group Holdings II LLC	3.625%	10/1/31	12,425	10,141
	Netflix Inc.	4.875%	4/15/28	26,345	26,537
	Netflix Inc.	6.375%	5/15/29	12,655	13,700
[4]	News Corp.	3.875%	5/15/29	25,192	22,369
[4]	Nexstar Media Inc.	4.750%	11/1/28	12,325	10,843
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	6.250%	6/15/25	32,550	32,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	21,296	19,662
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	10,100	8,627
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	86,818	73,452
	Paramount Global Inc.	6.250%	2/28/57	33,146	25,595
	Paramount Global Inc.	6.375%	3/30/62	33,700	28,867
[4]	ROBLOX Corp.	3.875%	5/1/30	83,290	70,369
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	50,685	39,505
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	20,055	13,955
[4]	Sirius XM Radio Inc.	3.125%	9/1/26	12,245	10,960
[4]	Sirius XM Radio Inc.	4.000%	7/15/28	35,170	29,724
[4]	Sirius XM Radio Inc.	4.125%	7/1/30	75,495	60,531
[4]	Sirius XM Radio Inc.	3.875%	9/1/31	53,360	40,320
	Sprint Capital Corp.	8.750%	3/15/32	4,000	4,893
	Sprint Corp.	7.625%	2/15/25	53,661	55,297
	Sprint LLC	7.875%	9/15/23	155,865	157,050
	Sprint LLC	7.125%	6/15/24	74,247	75,471
	TEGNA Inc.	4.625%	3/15/28	14,555	12,959
	TEGNA Inc.	5.000%	9/15/29	48,200	42,358
	Telecom Italia Capital SA	6.375%	11/15/33	6,520	5,857
	Telecom Italia Capital SA	6.000%	9/30/34	22,450	19,190
	Telecom Italia Capital SA	7.721%	6/4/38	22,295	20,863
[4]	Telecom Italia SpA	5.303%	5/30/24	6,555	6,405
[4]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	92,400	85,470
[4,5]	TMNL Holding BV	3.750%	1/15/29	33,365	31,734
[4]	Uber Technologies Inc.	7.500%	5/15/25	22,695	23,037
[4]	Uber Technologies Inc.	8.000%	11/1/26	14,270	14,635
[4]	Uber Technologies Inc.	7.500%	9/15/27	12,020	12,401
[4]	Uber Technologies Inc.	6.250%	1/15/28	10,000	10,091
[4]	Uber Technologies Inc.	4.500%	8/15/29	48,425	44,636
[4]	Univision Communications Inc.	7.375%	6/30/30	315	302
[4]	UPC Broadband Finco BV	4.875%	7/15/31	67,944	58,686
[4]	UPC Holding BV	5.500%	1/15/28	87,652	78,453
[4]	Videotron Ltd.	5.375%	6/15/24	7,848	7,831
[6]	Videotron Ltd.	5.625%	6/15/25	9,725	7,123
[4]	Videotron Ltd.	5.125%	4/15/27	28,240	27,234
[4,6]	Videotron Ltd.	3.625%	6/15/28	97,435	62,811
[4]	Videotron Ltd.	3.625%	6/15/29	77,456	67,466
[4]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	39,799
[4]	Virgin Media Secured Finance plc	4.500%	8/15/30	42,595	36,475
[4,7]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	37,010	38,195
[4]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	38,325	34,389
[4]	Vmed O2 UK Financing I plc	4.250%	1/31/31	94,695	78,563
[4]	VZ Secured Financing BV	5.000%	1/15/32	58,570	48,889
[4,5]	WMG Acquisition Corp.	2.750%	7/15/28	18,490	18,316
[4]	WMG Acquisition Corp.	3.875%	7/15/30	58,405	51,527
[4]	WMG Acquisition Corp.	3.000%	2/15/31	62,070	51,036
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	4,870	3,683
[4]	Ziggo BV	4.875%	1/15/30	66,840	57,510
					3,593,583
Consumer Discretionary (16.6%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	48,119	45,099
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	8,000	7,508
[4]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	45,540	41,002
[4]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	133,629	116,818
[4]	Adient Global Holdings Ltd.	4.875%	8/15/26	14,507	13,941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	30,213	27,703
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	61,370	52,957
	Asbury Automotive Group Inc.	4.500%	3/1/28	22,880	20,887
[4]	Asbury Automotive Group Inc.	4.625%	11/15/29	26,830	23,902
	Asbury Automotive Group Inc.	4.750%	3/1/30	11,463	10,144
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	26,865	23,157
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	360	341
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	20,184	16,695
	Bath & Body Works Inc.	6.694%	1/15/27	17,487	17,506
	Bath & Body Works Inc.	5.250%	2/1/28	1,550	1,479
[4]	Bath & Body Works Inc.	6.625%	10/1/30	37,375	35,887
	Bath & Body Works Inc.	6.875%	11/1/35	5,565	5,011
	Bath & Body Works Inc.	6.750%	7/1/36	700	623
[4]	Beacon Roofing Supply Inc.	4.125%	5/15/29	21,290	18,735
	Boyd Gaming Corp.	4.750%	12/1/27	114,010	109,924
[4]	Boyd Gaming Corp.	4.750%	6/15/31	6,005	5,480
[4]	Builders Firstsource Inc.	4.250%	2/1/32	23,500	20,588
[4]	Caesars Entertainment Inc.	6.250%	7/1/25	120,550	120,716
[4]	Caesars Entertainment Inc.	8.125%	7/1/27	74,280	75,731
[4]	Caesars Entertainment Inc.	4.625%	10/15/29	41,390	36,265
[4]	Caesars Entertainment Inc.	7.000%	2/15/30	92,585	93,480
[4]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	71,787	72,316
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	8,770	8,307
[4]	Carnival Corp.	5.750%	3/1/27	23,970	19,725
[4]	Carnival Corp.	4.000%	8/1/28	105,830	91,760
[4]	Carnival Corp.	6.000%	5/1/29	139,740	109,764
[4]	Carnival Corp.	10.500%	6/1/30	46,355	44,039
[4]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	13,530	14,546
[4]	CDI Escrow Issuer Inc.	5.750%	4/1/30	24,058	23,201
	Cedar Fair LP	5.250%	7/15/29	51,686	48,004
[4]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.500%	5/1/25	10,480	10,453
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	32,005	30,655
	Century Communities Inc.	6.750%	6/1/27	9,993	10,046
[4]	Century Communities Inc.	3.875%	8/15/29	34,362	30,097
[4]	Churchill Downs Inc.	5.500%	4/1/27	9,740	9,517
[4]	Churchill Downs Inc.	4.750%	1/15/28	11,690	11,032
[4]	Churchill Downs Inc.	0.000%	5/1/31	9,720	9,789
[4]	Cinemark USA Inc.	8.750%	5/1/25	2,082	2,124
[4]	Cinemark USA Inc.	5.875%	3/15/26	7,325	6,999
[4]	Cinemark USA Inc.	5.250%	7/15/28	33,730	30,179
[4,5]	Cirsa Finance International Sarl	6.250%	12/20/23	7,064	7,760
[4,5]	Cirsa Finance International Sarl	4.500%	3/15/27	7,990	7,712
[4]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	30,723	30,548
[4]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	34,665	34,913
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	34,305	34,369
	Dana Inc.	5.625%	6/15/28	3,718	3,437
	Dana Inc.	4.500%	2/15/32	3,215	2,577
	Ford Motor Co.	4.346%	12/8/26	17,205	16,677
	Ford Motor Co.	9.625%	4/22/30	2,271	2,639
	Ford Motor Co.	3.250%	2/12/32	119,184	92,152
	Ford Motor Co.	6.100%	8/19/32	7,305	6,966
	Ford Motor Co.	4.750%	1/15/43	24,775	18,632
	Ford Motor Co.	5.291%	12/8/46	8,515	6,871
	Ford Motor Credit Co. LLC	3.096%	5/4/23	11,846	11,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	4.375%	8/6/23	210	209
	Ford Motor Credit Co. LLC	3.370%	11/17/23	16,305	16,041
	Ford Motor Credit Co. LLC	3.810%	1/9/24	5,000	4,911
	Ford Motor Credit Co. LLC	5.584%	3/18/24	5,000	4,966
	Ford Motor Credit Co. LLC	4.134%	8/4/25	9,450	8,966
	Ford Motor Credit Co. LLC	3.375%	11/13/25	16,070	14,926
	Ford Motor Credit Co. LLC	4.389%	1/8/26	4,800	4,560
	Ford Motor Credit Co. LLC	2.700%	8/10/26	87,840	77,918
	Ford Motor Credit Co. LLC	4.950%	5/28/27	18,065	17,102
	Ford Motor Credit Co. LLC	3.815%	11/2/27	6,000	5,381
	Ford Motor Credit Co. LLC	2.900%	2/16/28	24,300	21,043
	Ford Motor Credit Co. LLC	6.800%	5/12/28	49,265	49,304
	Ford Motor Credit Co. LLC	7.350%	3/6/30	14,605	15,007
	Ford Motor Credit Co. LLC	3.625%	6/17/31	1,830	1,505
[4]	Gap Inc.	3.625%	10/1/29	21,580	15,337
[4]	Gap Inc.	3.875%	10/1/31	19,660	13,700
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	19,915	17,634
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	16,230	13,993
	Griffon Corp.	5.750%	3/1/28	11,490	10,554
[4]	Group 1 Automotive Inc.	4.000%	8/15/28	2,504	2,221
[4]	Hanesbrands Inc.	4.875%	5/15/26	93,794	88,487
[4]	Hanesbrands Inc.	9.000%	2/15/31	16,155	16,544
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	9,746	9,722
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	13,415	12,087
[4]	KAR Auction Services Inc.	5.125%	6/1/25	18,656	18,564
	KB Home	4.800%	11/15/29	15,825	14,825
	KB Home	4.000%	6/15/31	33,745	29,282
[4]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	32,810	32,324
[4]	Lithia Motors Inc.	4.625%	12/15/27	66,275	61,828
[4]	Lithia Motors Inc.	3.875%	6/1/29	7,615	6,594
[4]	Lithia Motors Inc.	4.375%	1/15/31	22,880	19,648
[4]	Live Nation Entertainment Inc.	4.875%	11/1/24	9,495	9,386
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	6,085	5,465
[4]	Mattel Inc.	3.375%	4/1/26	33,225	31,421
[4]	Mattel Inc.	5.875%	12/15/27	79,275	79,371
[4]	Mattel Inc.	3.750%	4/1/29	33,625	30,363
[4]	Melco Resorts Finance Ltd.	4.875%	6/6/25	15,575	14,719
[4]	Melco Resorts Finance Ltd.	5.375%	12/4/29	18,825	15,610
	MGM Resorts International	6.750%	5/1/25	10,080	10,170
	MGM Resorts International	5.750%	6/15/25	55,431	55,236
[4]	Michaels Cos. Inc.	5.250%	5/1/28	48,585	39,997
[4]	Michaels Cos. Inc.	7.875%	5/1/29	25,420	17,016
[4]	NCL Corp Ltd.	8.375%	2/1/28	41,980	42,334
[4]	NCL Corp. Ltd.	7.750%	2/15/29	20,930	17,841
	Newell Brands Inc.	4.700%	4/1/26	4,166	3,978
	Newell Brands Inc.	6.375%	9/15/27	7,083	6,968
	Newell Brands Inc.	6.625%	9/15/29	24,897	24,609
[4]	Nissan Motor Co. Ltd.	4.810%	9/17/30	6,218	5,461
[4]	Petsmart Inc.	4.750%	2/15/28	88,961	84,075
[4]	Petsmart Inc.	7.750%	2/15/29	26,610	26,226
[4]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	11,360	10,168
[4]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	96,080	88,151
[4]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	19,070	16,946
[4]	Royal Caribbean Cruises Ltd.	11.625%	8/15/27	26,350	28,038
[4]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	33,440	29,491
[4]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	45,822	48,129
[4]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	5,210	5,227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sands China Ltd.	5.625%	8/8/25	13,575	13,291
	Sands China Ltd.	5.900%	8/8/28	36,605	35,569
	Sands China Ltd.	4.875%	6/18/30	5,940	5,385
	Sands China Ltd.	3.750%	8/8/31	17,210	14,181
[4]	Scientific Games International Inc.	7.000%	5/15/28	20,020	20,036
	Service Corp. International	4.625%	12/15/27	20,770	20,175
	Service Corp. International	5.125%	6/1/29	44,190	42,703
	Service Corp. International	3.375%	8/15/30	26,810	22,844
	Service Corp. International	4.000%	5/15/31	65,605	57,738
[4]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	33,461	31,118
[4]	Taylor Morrison Communities Inc.	5.875%	6/15/27	5,967	5,953
[4]	Taylor Morrison Communities Inc.	5.125%	8/1/30	18,977	17,853
[4]	Tempur Sealy International Inc.	3.875%	10/15/31	5,213	4,317
	Under Armour Inc.	3.250%	6/15/26	42,005	38,617
[4]	William Carter Co.	5.625%	3/15/27	12,968	12,792
[4]	Wolverine World Wide Inc.	4.000%	8/15/29	6,200	5,151
[4]	WW International Inc.	4.500%	4/15/29	4,741	3,023
[4]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	91,076	89,863
[4]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	30,990	29,777
[4]	Wynn Macau Ltd.	5.500%	1/15/26	15,750	14,620
[4]	Wynn Macau Ltd.	5.125%	12/15/29	51,536	42,547
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	2,872	2,646
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	47,400	48,588
[4]	Yum! Brands Inc.	4.750%	1/15/30	39,610	38,282
	Yum! Brands Inc.	3.625%	3/15/31	67,357	59,591
	Yum! Brands Inc.	4.625%	1/31/32	18,090	16,885
					3,866,358
Consumer Staples (3.2%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	12,300	12,500
	B&G Foods Inc.	5.250%	4/1/25	49,587	46,869
	B&G Foods Inc.	5.250%	9/15/27	47,340	41,368
[4,5]	Darling Global Finance BV	3.625%	5/15/26	12,945	13,886
[4]	Darling Ingredients Inc.	5.250%	4/15/27	12,745	12,483
[4]	Darling Ingredients Inc.	6.000%	6/15/30	13,430	13,290
[4]	Energizer Holdings Inc.	4.750%	6/15/28	59,581	53,630
[4]	Energizer Holdings Inc.	4.375%	3/31/29	83,126	72,520
[4]	Performance Food Group Inc.	6.875%	5/1/25	10,425	10,497
[4]	Performance Food Group Inc.	5.500%	10/15/27	96,710	94,787
[4]	Performance Food Group Inc.	4.250%	8/1/29	90,104	81,922
[4]	Post Holdings Inc.	5.750%	3/1/27	8,810	8,748
[4]	Post Holdings Inc.	5.625%	1/15/28	86,750	84,663
[4]	Post Holdings Inc.	5.500%	12/15/29	36,090	34,338
[4]	Post Holdings Inc.	4.625%	4/15/30	69,329	62,591
[4]	Post Holdings Inc.	4.500%	9/15/31	53,640	46,938
[4]	United Natural Foods Inc.	6.750%	10/15/28	34,906	33,117
[4]	US Foods Inc.	4.625%	6/1/30	18,913	17,284
					741,431
Energy (11.6%)
	Apache Corp.	4.875%	11/15/27	33,350	31,078
	Apache Corp.	4.375%	10/15/28	2,625	2,466
	Apache Corp.	4.250%	1/15/30	23,875	21,809
	Apache Corp.	5.100%	9/1/40	34,838	29,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apache Corp.	5.250%	2/1/42	10,349	8,760
	Apache Corp.	4.250%	1/15/44	1,011	723
	Apache Corp.	5.350%	7/1/49	29,562	23,192
[4]	Baytex Energy Corp.	0.000%	4/30/30	9,625	9,675
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	9,330	9,426
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	11,960	11,815
	Buckeye Partners LP	4.150%	7/1/23	3,660	3,643
	Buckeye Partners LP	4.350%	10/15/24	4,850	4,727
[4]	Buckeye Partners LP	4.125%	3/1/25	50,184	48,165
	Buckeye Partners LP	3.950%	12/1/26	21,628	19,685
	Buckeye Partners LP	4.125%	12/1/27	23,220	20,852
[4]	Buckeye Partners LP	4.500%	3/1/28	88,628	80,585
	Cheniere Energy Partners LP	4.500%	10/1/29	23,929	22,524
	Cheniere Energy Partners LP	4.000%	3/1/31	11,275	10,077
[4]	CNX Resources Corp.	6.000%	1/15/29	6,825	6,314
[4]	CNX Resources Corp.	7.375%	1/15/31	16,440	15,863
	Continental Resources Inc.	4.375%	1/15/28	21,625	20,562
[4]	Continental Resources Inc.	5.750%	1/15/31	30,055	29,291
	Continental Resources Inc.	4.900%	6/1/44	66,669	51,838
[4]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	4,817	4,757
	DCP Midstream Operating LP	5.125%	5/15/29	5,065	5,027
[4]	DT Midstream Inc.	4.125%	6/15/29	95,524	84,750
[4]	DT Midstream Inc.	4.375%	6/15/31	121,695	105,892
[4]	Earthstone Energy Holdings LLC	8.000%	4/15/27	30,495	29,761
[4]	Enerflex Ltd.	9.000%	10/15/27	35,885	35,743
[4]	EnLink Midstream LLC	5.625%	1/15/28	27,875	27,447
	EnLink Midstream LLC	5.375%	6/1/29	28,150	27,188
[4]	EnLink Midstream LLC	6.500%	9/1/30	27,820	28,113
	EnLink Midstream Partners LP	4.150%	6/1/25	27,661	26,755
	EnLink Midstream Partners LP	4.850%	7/15/26	27,144	26,427
	EnLink Midstream Partners LP	5.600%	4/1/44	1,000	832
	EnLink Midstream Partners LP	5.050%	4/1/45	34,405	27,278
	EnLink Midstream Partners LP	5.450%	6/1/47	25,380	21,175
	EQM Midstream Partners LP	4.000%	8/1/24	8,934	8,643
[4]	EQM Midstream Partners LP	6.000%	7/1/25	62,191	61,064
	EQM Midstream Partners LP	4.125%	12/1/26	11,328	10,293
[4]	EQM Midstream Partners LP	7.500%	6/1/27	3,760	3,743
[4]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	59,542
	EQM Midstream Partners LP	5.500%	7/15/28	30,727	27,967
[4]	EQM Midstream Partners LP	4.500%	1/15/29	34,140	29,080
[4]	EQM Midstream Partners LP	7.500%	6/1/30	3,860	3,746
[4]	EQM Midstream Partners LP	4.750%	1/15/31	90,662	74,671
	EQT Corp.	6.125%	2/1/25	3,005	3,019
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	4,116	4,038
[4]	Hess Midstream Operations LP	4.250%	2/15/30	2,680	2,381
[4]	Matador Resources Co.	6.875%	4/15/28	37,900	38,183
[4]	Noble Finance II LLC	8.000%	4/15/30	69,580	71,242
	Occidental Petroleum Corp.	5.500%	12/1/25	7,960	7,983
	Occidental Petroleum Corp.	5.550%	3/15/26	7,040	7,098
	Occidental Petroleum Corp.	3.400%	4/15/26	3,625	3,438
	Occidental Petroleum Corp.	3.200%	8/15/26	3,125	2,916
	Occidental Petroleum Corp.	3.000%	2/15/27	9,320	8,530
	Occidental Petroleum Corp.	8.500%	7/15/27	3,630	3,997
	Occidental Petroleum Corp.	6.375%	9/1/28	26,098	27,235
	Occidental Petroleum Corp.	8.875%	7/15/30	6,820	8,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Occidental Petroleum Corp.	6.625%	9/1/30	19,104	20,375
	Occidental Petroleum Corp.	6.125%	1/1/31	60,859	63,706
	Occidental Petroleum Corp.	7.500%	5/1/31	3,531	3,938
	Occidental Petroleum Corp.	6.450%	9/15/36	12,535	13,349
	Occidental Petroleum Corp.	6.600%	3/15/46	36,273	38,699
	Occidental Petroleum Corp.	4.400%	4/15/46	8,420	6,790
	Ovintiv Inc.	7.200%	11/1/31	2,757	2,952
	Ovintiv Inc.	7.375%	11/1/31	26,708	29,056
	Ovintiv Inc.	6.500%	8/15/34	15,835	16,226
	Ovintiv Inc.	6.500%	2/1/38	14,250	14,282
	PDC Energy Inc.	5.750%	5/15/26	11,205	10,901
[4]	Permian Resources Operating LLC	5.375%	1/15/26	2,655	2,537
[4]	Permian Resources Operating LLC	7.750%	2/15/26	2,540	2,567
[4]	Permian Resources Operating LLC	6.875%	4/1/27	9,695	9,581
[4]	Permian Resources Operating LLC	5.875%	7/1/29	64,319	60,735
	Range Resources Corp.	8.250%	1/15/29	14,335	14,957
[4]	Range Resources Corp.	4.750%	2/15/30	56,221	51,707
[4]	Rockies Express Pipeline LLC	4.950%	7/15/29	4,050	3,739
[4]	Rockies Express Pipeline LLC	4.800%	5/15/30	3,250	2,885
[4]	Rockies Express Pipeline LLC	7.500%	7/15/38	4,100	3,740
	SM Energy Co.	6.750%	9/15/26	23,350	23,000
	SM Energy Co.	6.625%	1/15/27	1,295	1,256
	SM Energy Co.	6.500%	7/15/28	14,800	14,029
	Southwestern Energy Co.	5.375%	2/1/29	25,600	24,195
	Southwestern Energy Co.	5.375%	3/15/30	71,313	66,442
	Southwestern Energy Co.	4.750%	2/1/32	36,707	32,433
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	70,255	69,902
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	11,360	11,148
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	32,920	29,895
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	51,930	46,482
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	20,095	20,552
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	30,250	28,593
[4]	Transocean Inc.	11.500%	1/30/27	2,870	2,938
[4]	Transocean Inc.	8.750%	2/15/30	77,843	78,596
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/28	12,422	12,675
[4]	Valaris Ltd.	8.375%	4/30/30	21,980	22,009
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	62,200	55,998
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	23,783	24,094
[4]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	71,420	63,287
[4]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	79,365	66,915
[4]	Vine Energy Holdings LLC	5.875%	2/1/29	17,045	16,261
[4]	Vine Energy Holdings LLC	6.750%	4/15/29	21,240	21,023
[4]	Weatherford International Ltd.	8.625%	4/30/30	55,350	56,397
	Western Midstream Operating LP	3.350%	2/1/25	9,660	9,254
	Western Midstream Operating LP	3.950%	6/1/25	7,170	6,910
	Western Midstream Operating LP	4.650%	7/1/26	28,581	27,826
	Western Midstream Operating LP	4.500%	3/1/28	2,000	1,912
	Western Midstream Operating LP	4.750%	8/15/28	9,415	9,062
	Western Midstream Operating LP	4.300%	2/1/30	2,205	2,019
	Western Midstream Operating LP	5.450%	4/1/44	13,155	11,440
	Western Midstream Operating LP	5.300%	3/1/48	32,928	27,865
	Western Midstream Operating LP	5.500%	2/1/50	39,538	33,612
					2,691,617
Financials (4.8%)
[4]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	85,650	71,912
[4]	AerCap Global Aviation Trust	6.500%	6/15/45	125,005	117,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aircastle Ltd.	4.125%	5/1/24	6,795	6,650
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co.	6.750%	4/15/28	38,525	38,477
[4]	AmWINS Group Inc.	4.875%	6/30/29	6,822	6,195
[4]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	50,047
[4]	Burford Capital Global Finance LLC	6.875%	4/15/30	25,115	23,363
[4]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	11,230	10,132
[4]	Enact Holdings Inc.	6.500%	8/15/25	45,900	45,445
[4]	FirstCash Inc.	4.625%	9/1/28	12,375	11,319
[4]	FirstCash Inc.	5.625%	1/1/30	9,125	8,476
[4]	goeasy Ltd.	4.375%	5/1/26	29,748	26,217
[4]	HUB International Ltd.	7.000%	5/1/26	5,900	5,874
[4]	HUB International Ltd.	5.625%	12/1/29	19,965	17,832
[4]	Intesa Sanpaolo SpA	5.017%	6/26/24	27,090	26,420
[4]	Intesa Sanpaolo SpA	5.710%	1/15/26	53,100	51,613
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	14,704	12,523
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	21,410	16,940
	MGIC Investment Corp.	5.250%	8/15/28	14,730	14,069
[4]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	82,619	67,688
	Navient Corp.	7.250%	9/25/23	5,589	5,602
	Navient Corp.	6.125%	3/25/24	6,200	6,146
	Navient Corp.	5.875%	10/25/24	3,725	3,666
	Navient Corp.	6.750%	6/15/26	910	887
	Navient Corp.	4.875%	3/15/28	9,301	8,002
	Navient Corp.	5.500%	3/15/29	53,540	46,093
	Navient Corp.	5.625%	8/1/33	6,576	4,955
	OneMain Finance Corp.	8.250%	10/1/23	12,466	12,528
	OneMain Finance Corp.	6.125%	3/15/24	27,155	26,718
	OneMain Finance Corp.	7.125%	3/15/26	99,246	96,665
	OneMain Finance Corp.	3.500%	1/15/27	20,735	17,705
	OneMain Finance Corp.	3.875%	9/15/28	36,560	29,468
	OneMain Finance Corp.	4.000%	9/15/30	28,880	21,863
[4]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	9,370	9,291
[4]	PennyMac Financial Services Inc.	5.375%	10/15/25	38,913	36,721
[4]	PennyMac Financial Services Inc.	4.250%	2/15/29	29,800	24,510
	Radian Group Inc.	4.500%	10/1/24	45,300	43,870
	Radian Group Inc.	6.625%	3/15/25	6,200	6,179
	Radian Group Inc.	4.875%	3/15/27	22,275	21,193
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	1,945	1,732
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	4,870	4,116
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/31	12,180	9,849
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/33	975	763
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	17,200	16,406
[4]	United Wholesale Mortgage LLC	5.750%	6/15/27	24,350	22,293
[4]	United Wholesale Mortgage LLC	5.500%	4/15/29	3,800	3,272
					1,109,252
Health Care (8.3%)
[4]	180 Medical Inc.	3.875%	10/15/29	2,980	2,663
[4]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	26,060	25,161
[4]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	23,232	21,997
[4,5]	Avantor Funding Inc.	2.625%	11/1/25	77,060	81,151
[4]	Avantor Funding Inc.	4.625%	7/15/28	63,390	59,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Avantor Funding Inc.	3.875%	11/1/29	4,230	3,733
[4]	Bausch Health Cos. Inc.	5.500%	11/1/25	19,675	17,116
[4,5]	CAB SELAS	3.375%	2/1/28	14,943	13,076
[5]	CAB SELAS	3.375%	2/1/28	12,085	10,575
[4]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	21,270	20,420
[4,5]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	42,151
[4]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	19,369	16,304
[4]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	46,530	39,363
	Centene Corp.	4.250%	12/15/27	29,940	28,614
	Centene Corp.	2.450%	7/15/28	21,680	18,914
	Centene Corp.	4.625%	12/15/29	25,680	24,273
	Centene Corp.	3.000%	10/15/30	7,025	5,997
[4]	Charles River Laboratories International Inc.	4.250%	5/1/28	27,439	25,082
[4]	Charles River Laboratories International Inc.	3.750%	3/15/29	16,385	14,442
[4]	Charles River Laboratories International Inc.	4.000%	3/15/31	24,970	21,734
[4]	CHS/Community Health Systems Inc.	5.625%	3/15/27	73,925	68,261
[4]	CHS/Community Health Systems Inc.	8.000%	12/15/27	2,925	2,901
[4]	CHS/Community Health Systems Inc.	6.000%	1/15/29	13,260	11,752
[4]	CHS/Community Health Systems Inc.	5.250%	5/15/30	29,280	24,372
[4]	CHS/Community Health Systems Inc.	4.750%	2/15/31	5,845	4,714
[4]	DaVita Inc.	3.750%	2/15/31	33,500	26,851
[4]	Grifols Escrow Issuer SA	4.750%	10/15/28	14,355	11,536
[4,5]	Grifols SA	2.250%	11/15/27	42,955	40,609
	HCA Inc.	7.690%	6/15/25	2,785	2,898
	HCA Inc.	5.875%	2/15/26	10,345	10,506
	HCA Inc.	5.875%	2/1/29	24,195	24,944
	HCA Inc.	3.500%	9/1/30	99,655	89,679
[4]	Hologic Inc.	3.250%	2/15/29	45,365	40,805
[4]	IQVIA Inc.	5.000%	10/15/26	46,310	45,490
[4]	IQVIA Inc.	5.000%	5/15/27	95,232	92,864
[4,5]	IQVIA Inc.	2.250%	1/15/28	41,670	39,838
[4,5]	IQVIA Inc.	2.875%	6/15/28	61,595	59,775
[4]	Jazz Securities DAC	4.375%	1/15/29	22,850	21,026
[4]	Medline Borrower LP	3.875%	4/1/29	169,906	148,632
[4]	Medline Borrower LP	5.250%	10/1/29	84,324	72,931
[4]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	121,302	111,617
[4]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	36,620	32,596
[4]	Owens & Minor Inc.	4.500%	3/31/29	14,700	11,811
[4]	Owens & Minor Inc.	6.625%	4/1/30	47,337	41,182
[4]	Prestige Brands Inc.	3.750%	4/1/31	5,398	4,572
[4]	Teleflex Inc.	4.250%	6/1/28	34,312	32,231
	Tenet Healthcare Corp.	4.625%	7/15/24	3,978	3,942
	Tenet Healthcare Corp.	4.625%	9/1/24	27,250	27,077
	Tenet Healthcare Corp.	4.875%	1/1/26	13,025	12,824
	Tenet Healthcare Corp.	5.125%	11/1/27	8,670	8,419
	Tenet Healthcare Corp.	4.625%	6/15/28	14,205	13,461
	Tenet Healthcare Corp.	6.125%	10/1/28	56,180	54,499
	Tenet Healthcare Corp.	4.250%	6/1/29	10,405	9,544
	Tenet Healthcare Corp.	4.375%	1/15/30	27,970	25,736
[4]	Tenet Healthcare Corp.	6.125%	6/15/30	63,975	63,545
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	58,280	52,760
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	8,850	8,265
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	48,710	48,456
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	13,128	13,766
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	18,420	19,450
					1,928,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Industrials (8.5%)
[4]	Air Canada	3.875%	8/15/26	45,780	42,371
[4]	Allison Transmission Inc.	5.875%	6/1/29	2,340	2,306
[4]	Allison Transmission Inc.	3.750%	1/30/31	1,461	1,248
[4]	American Airlines Inc.	7.250%	2/15/28	10,312	10,028
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	29,720	29,196
[4,8]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	50,655	48,179
[4]	Aramark Services Inc.	5.000%	4/1/25	65,663	65,129
[4]	Aramark Services Inc.	6.375%	5/1/25	24,619	24,686
[4]	Aramark Services Inc.	5.000%	2/1/28	28,267	26,888
[4]	BWX Technologies Inc.	4.125%	6/30/28	29,906	27,722
[4]	BWX Technologies Inc.	4.125%	4/15/29	49,453	44,873
[4]	Chart Industries Inc.	7.500%	1/1/30	6,290	6,488
[4]	Chart Industries Inc.	9.500%	1/1/31	8,690	9,195
[4]	Clean Harbors Inc.	4.875%	7/15/27	48,605	47,053
[4]	Clean Harbors Inc.	5.125%	7/15/29	25,851	24,820
[4]	Clean Harbors Inc.	6.375%	2/1/31	20,716	21,149
[4]	Covanta Holding Corp.	4.875%	12/1/29	34,675	30,865
	Delta Air Lines Inc.	3.750%	10/28/29	7,545	6,781
[4]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	83,972	73,173
[4]	Garda World Security Corp.	7.750%	2/15/28	3,670	3,688
[4]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	23,814	23,603
[4]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	76,960	71,675
[4]	Herc Holdings Inc.	5.500%	7/15/27	177,777	169,771
	Howmet Aerospace Inc.	3.000%	1/15/29	935	842
[4,5]	Loxam SAS	4.250%	4/15/24	5,520	6,074
[5]	Loxam SAS	2.875%	4/15/26	19,380	19,731
[5]	Loxam SAS	3.750%	7/15/26	14,790	15,314
[4]	Moog Inc.	4.250%	12/15/27	6,260	5,887
[4]	Mueller Water Products Inc.	4.000%	6/15/29	6,225	5,652
[4,5]	Q-Park Holding I BV	1.500%	3/1/25	27,330	28,282
[4,5]	Q-Park Holding I BV	2.000%	3/1/27	26,765	25,086
[4]	Regal Rexnord Corp.	6.050%	4/15/28	12,395	12,508
[4]	Regal Rexnord Corp.	6.300%	2/15/30	3,805	3,870
[4]	Regal Rexnord Corp.	6.400%	4/15/33	3,170	3,230
[4]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	8,185	8,470
[4]	Ritchie Bros Holdings Inc.	7.750%	3/15/31	17,617	18,718
[4]	Rolls-Royce plc	3.625%	10/14/25	24,995	23,616
[4]	Rolls-Royce plc	5.750%	10/15/27	40,620	40,519
[4]	Sensata Technologies BV	5.625%	11/1/24	13,135	13,150
[4]	Sensata Technologies BV	5.000%	10/1/25	52,750	52,129
[4]	Sensata Technologies Inc.	4.375%	2/15/30	12,765	11,630
[4]	Sensata Technologies Inc.	3.750%	2/15/31	43,118	37,463
[4]	Spirit AeroSystems Inc.	7.500%	4/15/25	29,438	29,281
	Spirit AeroSystems Inc.	3.850%	6/15/26	3,185	2,986
	Spirit AeroSystems Inc.	4.600%	6/15/28	10,164	8,538
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	53,056	57,049
[4]	Stericycle Inc.	3.875%	1/15/29	5,225	4,714
[4,5]	TK Elevator Midco GmbH	4.375%	7/15/27	20,249	19,885
[4]	TK Elevator US Newco Inc.	5.250%	7/15/27	35,331	33,023
[4]	TransDigm Inc.	6.250%	3/15/26	81,630	82,021
	TransDigm Inc.	5.500%	11/15/27	23,820	22,862
[4]	TransDigm Inc.	6.750%	8/15/28	91,680	93,075
	TransDigm Inc.	4.625%	1/15/29	93,771	84,897
	TransDigm Inc.	4.875%	5/1/29	21,053	19,127
[4]	Triumph Group Inc.	9.000%	3/15/28	5,665	5,746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	20,784	20,724
[4]	United Airlines Inc.	4.375%	4/15/26	41,996	40,103
[4]	United Airlines Inc.	4.625%	4/15/29	50,975	46,132
	United Rentals North America Inc.	5.500%	5/15/27	27,616	27,437
	United Rentals North America Inc.	4.875%	1/15/28	66,256	63,802
	United Rentals North America Inc.	5.250%	1/15/30	15,110	14,621
	United Rentals North America Inc.	4.000%	7/15/30	50,560	45,242
	United Rentals North America Inc.	3.875%	2/15/31	46,504	40,892
	United Rentals North America Inc.	3.750%	1/15/32	56,825	48,750
[4]	WESCO Distribution Inc.	7.125%	6/15/25	10,000	10,167
[4]	Williams Scotsman International Inc.	4.625%	8/15/28	12,035	11,134
					1,975,266
Materials (7.8%)
[4]	Advanced Drainage Systems Inc.	5.000%	9/30/27	2,435	2,323
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	23,846	23,603
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	26,400	23,084
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	6,300	6,205
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	41,525	39,156
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	52,682	45,101
[4]	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.	5.250%	8/15/27	13,308	11,300
[4]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	3,330	2,744
[4]	Avient Corp.	7.125%	8/1/30	57,080	58,378
[4]	Axalta Coating Systems LLC	3.375%	2/15/29	54,059	47,021
	Ball Corp.	5.250%	7/1/25	12,680	12,681
	Ball Corp.	4.875%	3/15/26	25,000	24,753
[5]	Ball Corp.	1.500%	3/15/27	68,205	66,933
	Ball Corp.	6.875%	3/15/28	25,010	25,991
	Ball Corp.	2.875%	8/15/30	9,615	8,065
	Ball Corp.	3.125%	9/15/31	975	811
[4]	Berry Global Inc.	4.500%	2/15/26	52,154	50,642
[4]	Berry Global Inc.	4.875%	7/15/26	26,855	26,249
[4]	Berry Global Inc.	5.625%	7/15/27	9,250	9,139
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/25	4,906	4,360
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	7,690	6,196
	Cemex SAB de CV	7.375%	6/5/27	11,035	11,440
[4]	Cemex SAB de CV	5.450%	11/19/29	1,250	1,198
	Cemex SAB de CV	5.450%	11/19/29	11,710	11,214
	Chemours Co.	5.375%	5/15/27	31,740	29,504
[4]	Chemours Co.	5.750%	11/15/28	16,565	14,719
[4]	Chemours Co.	4.625%	11/15/29	29,488	24,286
[4]	Cleveland-Cliffs Inc.	6.750%	3/15/26	24,153	24,562
[4]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	24,725	24,262
	Commercial Metals Co.	4.125%	1/15/30	8,740	7,866
	Commercial Metals Co.	3.875%	2/15/31	2,885	2,523
	Commercial Metals Co.	4.375%	3/15/32	19,045	16,491
[4]	Constellium SE	5.875%	2/15/26	11,775	11,721
[4]	Constellium SE	5.625%	6/15/28	22,629	21,718
[4]	Constellium SE	3.750%	4/15/29	45,200	38,953
	Crown Americas LLC	5.250%	4/1/30	25,415	24,670
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	10,184	9,790
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	12,455	12,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Crown European Holdings SA	2.875%	2/1/26	31,200	32,984
[4]	Element Solutions Inc.	3.875%	9/1/28	33,151	29,292
[4]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	21,375	20,689
[4]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	44,053	38,329
[4]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	21,227	20,539
	Graphic Packaging International LLC	4.125%	8/15/24	23,440	23,193
[4]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	7,612
[4]	Graphic Packaging International LLC	3.500%	3/15/28	74,555	68,147
[4]	Graphic Packaging International LLC	3.500%	3/1/29	10,705	9,488
[4]	Graphic Packaging International LLC	3.750%	2/1/30	11,185	10,001
[4]	Hudbay Minerals Inc.	6.125%	4/1/29	30,156	28,334
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	14,493	12,790
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	6,099	4,826
[4]	NOVA Chemicals Corp.	5.250%	6/1/27	26,509	24,001
[4]	Novelis Corp.	3.250%	11/15/26	36,425	33,352
[4]	Novelis Corp.	4.750%	1/30/30	56,535	51,172
[4]	Novelis Corp.	3.875%	8/15/31	44,477	37,240
[4]	OCI NV	4.625%	10/15/25	22,514	21,521
	Olin Corp.	5.125%	9/15/27	5,575	5,399
	Olin Corp.	5.625%	8/1/29	5,250	5,118
[4]	Olympus Water US Holding Corp.	7.125%	10/1/27	11,505	10,971
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	31,968	27,208
[4]	Olympus Water US Holding Corp.	6.250%	10/1/29	4,875	3,919
[4]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	21,118	21,092
[4]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	29,319	29,037
[4]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	42,000	43,133
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	26,440	26,528
[4]	Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	15,475	13,926
[4]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	4,765	4,195
[4]	Sealed Air Corp.	4.000%	12/1/27	11,503	10,775
[4]	Sealed Air Corp.	6.125%	2/1/28	4,970	5,047
[4]	Sealed Air Corp.	5.000%	4/15/29	1,775	1,705
[4]	Sealed Air Corp.	6.875%	7/15/33	3,745	3,977
	Silgan Holdings Inc.	4.125%	2/1/28	8,800	8,226
[5]	Silgan Holdings Inc.	2.250%	6/1/28	43,070	40,445
[4]	SPCM SA	3.125%	3/15/27	16,729	15,030
[4]	Standard Industries Inc.	5.000%	2/15/27	14,735	14,108
[4]	Standard Industries Inc.	4.750%	1/15/28	31,779	29,638
[4]	Standard Industries Inc.	4.375%	7/15/30	53,906	46,451
[4]	Standard Industries Inc.	3.375%	1/15/31	72,685	57,597
[4,5]	Trivium Packaging Finance BV	3.750%	8/15/26	16,095	16,305
[4]	Trivium Packaging Finance BV	5.500%	8/15/26	62,555	60,730
[4]	Trivium Packaging Finance BV	8.500%	8/15/27	1,178	1,138
[4]	Tronox Inc.	4.625%	3/15/29	44,100	36,628
[4]	WR Grace Holdings LLC	5.625%	8/15/29	11,196	9,662
[4]	WR Grace Holdings LLC	7.375%	3/1/31	9,080	9,101
					1,812,448
Real Estate (1.4%)
[4]	Iron Mountain Inc.	4.875%	9/15/27	36,420	34,783
[4]	Iron Mountain Inc.	5.250%	3/15/28	910	875
[4]	Iron Mountain Inc.	4.875%	9/15/29	58,106	53,109
[4]	Iron Mountain Inc.	5.250%	7/15/30	29,500	27,194
[4]	Iron Mountain Inc.	4.500%	2/15/31	11,180	9,734
[4]	Iron Mountain Inc.	5.625%	7/15/32	7,825	7,122
[4]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	429	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPT Operating Partnership LP / MPT Finance Corp.	5.000%	10/15/27	3,640	3,063
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	25,640	19,414
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	17,340	11,897
	SBA Communications Corp.	3.875%	2/15/27	11,065	10,309
	SBA Communications Corp.	3.125%	2/1/29	10,805	9,266
	Service Properties Trust	4.500%	3/15/25	982	914
	Service Properties Trust	7.500%	9/15/25	2,983	2,924
	Service Properties Trust	5.250%	2/15/26	4,125	3,655
	Service Properties Trust	4.750%	10/1/26	9,592	8,293
	Service Properties Trust	5.500%	12/15/27	15,224	13,389
[4]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	5,000	4,974
[4]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	87,348	83,266
[4]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	9,724	9,085
[4]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	14,375	13,377
					327,020
Technology (7.7%)
[4]	Black Knight InfoServ LLC	3.625%	9/1/28	51,266	46,300
	Block Inc.	2.750%	6/1/26	53,443	48,321
	Block Inc.	3.500%	6/1/31	9,160	7,462
[4]	Booz Allen Hamilton Inc.	3.875%	9/1/28	9,295	8,556
[4]	Booz Allen Hamilton Inc.	4.000%	7/1/29	9,610	8,699
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	16,475	16,099
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	31,874	29,699
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	44,384	38,364
[4]	Cloud Software Group Holdings Inc.	6.500%	3/31/29	6,005	5,406
[4]	Cloud Software Grp Inc.	0.000%	9/30/29	10,335	8,880
[4]	Coherent Corp.	5.000%	12/15/29	61,155	55,019
[4]	CommScope Inc.	8.250%	3/1/27	4,900	3,797
[4]	CommScope Inc.	7.125%	7/1/28	2,875	2,061
[4]	Entegris Escrow Corp.	4.750%	4/15/29	34,590	32,177
[4]	Entegris Escrow Corp.	5.950%	6/15/30	3,175	3,016
[4]	Entegris Inc.	4.375%	4/15/28	67,165	61,296
[4]	Entegris Inc.	3.625%	5/1/29	27,465	23,518
[4]	Fair Isaac Corp.	4.000%	6/15/28	32,367	30,137
[4]	Gartner Inc.	3.625%	6/15/29	12,435	11,018
[4]	Gartner Inc.	3.750%	10/1/30	38,129	33,299
[4]	Gen Digital Inc.	5.000%	4/15/25	107,805	106,628
[4]	Imola Merger Corp.	4.750%	5/15/29	240,480	208,264
[4]	McAfee Corp.	7.375%	2/15/30	59,647	49,580
[4]	Minerva Merger Sub Inc.	6.500%	2/15/30	78,958	64,763
[4]	MSCI Inc.	4.000%	11/15/29	34,220	30,845
[4]	MSCI Inc.	3.625%	9/1/30	6,790	5,859
[4]	MSCI Inc.	3.625%	11/1/31	840	715
	Nokia of America Corp.	6.500%	1/15/28	56,315	55,225
	Nokia of America Corp.	6.450%	3/15/29	88,747	84,825
	Nokia OYJ	4.375%	6/12/27	28,605	27,153
	Nokia OYJ	6.625%	5/15/39	69,889	68,619
[4]	Open Text Corp.	3.875%	2/15/28	61,342	54,368
[9]	Open Text Corp.	0.000%	11/30/29	4,824	4,818
[4]	Open Text Corp.	3.875%	12/1/29	39,970	33,586
[4]	Open Text Holdings Inc.	4.125%	2/15/30	63,245	54,065
[4]	Open Text Holdings Inc.	4.125%	12/1/31	28,055	23,248
[4]	Presidio Holdings Inc.	4.875%	2/1/27	89,932	85,174
[4]	Presidio Holdings Inc.	8.250%	2/1/28	5,600	5,276
[4]	PTC Inc.	3.625%	2/15/25	15,330	14,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	PTC Inc.	4.000%	2/15/28	12,620	11,747
	Qorvo Inc.	4.375%	10/15/29	26,825	24,390
	Seagate HDD Cayman	4.875%	3/1/24	8,821	8,710
[4]	SS&C Technologies Inc.	5.500%	9/30/27	147,721	143,000
	Western Digital Corp.	4.750%	2/15/26	53,022	50,416
	Xerox Corp.	4.800%	3/1/35	8,375	5,551
	Xerox Corp.	6.750%	12/15/39	5,102	3,893
[4]	Xerox Holdings Corp.	5.000%	8/15/25	3,195	3,045
[4]	Xerox Holdings Corp.	5.500%	8/15/28	92,830	81,208
					1,782,875
Utilities (2.1%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	46,910	46,630
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	31,676	30,805
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	46,910	45,280
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	34,064	32,348
[4]	Calpine Corp.	4.500%	2/15/28	9,750	9,082
[4]	Calpine Corp.	5.125%	3/15/28	17,300	16,028
[4]	Calpine Corp.	4.625%	2/1/29	6,270	5,436
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	18,731	17,808
[4]	Clearway Energy Operating LLC	3.750%	2/15/31	87,235	74,608
[4]	Clearway Energy Operating LLC	3.750%	1/15/32	16,020	13,447
	FirstEnergy Corp.	1.600%	1/15/26	1,220	1,127
	FirstEnergy Corp.	4.150%	7/15/27	17,185	16,711
[4]	NextEra Energy Operating Partners LP	4.250%	7/15/24	33,229	32,761
[4]	NextEra Energy Operating Partners LP	4.250%	9/15/24	3,532	3,391
[4]	NextEra Energy Operating Partners LP	3.875%	10/15/26	104,720	97,950
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	19,651	18,502
[4]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	12,970	11,357
	TransAlta Corp.	7.750%	11/15/29	2,750	2,887
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	5,725	5,583
[4]	Vistra Operations Co. LLC	4.375%	5/1/29	23,069	20,644
					502,385
Total Corporate Bonds (Cost $21,820,163)					20,330,488
Floating Rate Loan Interests (3.0%)
[9]	American Airlines Inc. Term Loan, 3M USD LIBOR + 4.750%	10.000%	4/20/28	13,589	13,671
[9]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.332%	8/19/28	4,865	4,526
[9]	Asurion LLC Term Loan B-7, 1M USD LIBOR + 3.000%	7.840%	11/3/24	19,744	19,673
[9]	Athenahealth Inc. Term Loan B, TSFR1M + 3.500%	8.259%	2/15/29	28,110	26,313
[9]	Axalta Coating Systems US Holdings Inc. Term Loan B-4, TSFR3M + 3.000%	8.068%	12/20/29	13,832	13,858
[9]	Belron Finance US LLC Term Loan, TSFR3M + 2.750%	7.832%	4/18/29	3,310	3,306
[9]	Bombardier Recreational Products Inc. Term Loan B, TSFR1M + 3.500%	8.582%	12/13/29	14,388	14,301
[9]	Brown Group Holding LLC Term Loan B, 1M USD LIBOR + 2.500%	7.407%	6/7/28	20,729	20,205
[9]	Chart Industries Inc. Term Loan B, TSFR1M + 3.750%	8.740%	3/15/30	3,880	3,848
[9]	Clarios Global LP Term Loan B, 1M USD LIBOR + 3.250%	8.275%	4/30/26	46,270	46,153
[9]	CommScope Inc. Term Loan B, 1M USD LIBOR + 3.250%	8.275%	4/6/26	31,009	28,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	CQP Holdco LP Term Loan B, 3M USD LIBOR + 3.500%	8.659%	6/5/28	873	870
[9]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	10.025%	8/2/27	27,735	26,672
[9]	Dun & Bradstreet Corp. Term Loan, 1M USD LIBOR + 3.250%	8.095%	2/6/26	53,405	53,348
[9]	First Student Bidco Inc. Term Loan B, 3M USD LIBOR + 3.000%	8.143%	7/21/28	17,465	16,648
[9]	First Student Bidco Inc. Term Loan C, 3M USD LIBOR + 3.000%	8.143%	7/21/28	6,514	6,209
[9]	Hanesbrands Inc. Term Loan B, TSFR3M + 3.750%	8.721%	3/8/30	7,095	7,051
[9]	Hilton Domestic Operating Co. Inc. Term Loan B-2, TSFR1M + 1.750%	6.821%	6/22/26	6,436	6,422
[9]	HUB International Ltd. Term Loan B, 3M USD LIBOR + 3.250%	8.409%	4/25/25	35,122	35,043
[9]	IRB Holding Corp. Term Loan B, TSFR1M + 3.000%	7.907%	12/15/27	44,842	44,085
[9]	McAfee Corp. Term Loan B, TSFR1M + 3.750%	8.653%	3/1/29	36,133	33,995
[9]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	8.275%	10/23/28	46,005	44,637
[9]	Mileage Plus Holdings LLC Term Loan B, 3M USD LIBOR + 5.250%	10.213%	6/21/27	28,465	29,593
[9]	NorthRiver Midstream Finance LP Term Loan B, 3M USD LIBOR + 3.250%	8.004%	10/1/25	22,633	22,537
[9]	Peraton Corp. Term Loan B, 1M USD LIBOR + 3.750%	8.590%	2/1/28	16,561	16,218
[9]	SBA Senior Finance II LLC, Term Loan B, 1M USD LIBOR + 1.750%	6.780%	4/11/25	33,372	33,328
[9]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	8.798%	10/20/27	55,871	57,814
[9]	Spirit AeroSystems Inc. Term Loan, TSFR3M + 4.500%	9.545%	1/15/27	958	953
[9]	SS&C Technologies Inc. Term Loan B-5, 1M USD LIBOR + 1.750%	6.775%	4/16/25	22,037	21,979
[9]	TIBCO Software Inc. Term Loan B, TSFR3M + 4.500%	9.498%	3/30/29	27,950	26,098
[9]	Trans Union LLC Term Loan B-6, 1M USD LIBOR + 2.250%	7.090%	12/1/28	14,197	14,144
[9]	TransDigm Inc. Term Loan H, TSFR3M + 3.250%	8.148%	2/22/27	923	916
[9]	TransDigm Inc. Term Loan I, TSFR3M + 3.250%	8.148%	8/24/28	6,650	6,642
[9]	Zayo Group Holdings Inc. Term Loan, 1M USD LIBOR + 3.000%	8.025%	3/9/27	10,230	8,288
Total Floating Rate Loan Interests (Cost $710,573)					708,012
				Shares
Temporary Cash Investments (3.1%)
Money Market Fund (0.4%)
[10]	Vanguard Market Liquidity Fund	4.853%		93,210,216	93,201
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.0%)
	Bank of America Securities, LLC (Dated 4/28/23, Repurchase Value $72,629,000, collateralized by U.S. Treasury Note/Bond 2.375%, 3/31/29, with a value of $74,052,000)	4.800%	5/1/23	72,600	72,600

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Credit Agricole Securities (Dated 4/28/23, Repurchase Value $102,941,000, collateralized by U.S. Treasury Note/Bond 2.000%, 2/15/25, with a value of $104,958,000)	4.750%	5/1/23	102,900	102,900
JP Morgan Securities LLC (Dated 4/28/23, Repurchase Value $5,202,000, collateralized by U.S. Treasury Bill 0.000%, 7/6/23, and U.S. Treasury Note/Bond 3.000%, 2/15/48, with a value of $5,304,000)	4.780%	5/1/23	5,200	5,200
JP Morgan Securities LLC (Dated 4/28/23, Repurchase Value $40,616,000, collateralized by U.S. Treasury Note/Bond 3.000%, 5/15/45, with a value of $41,412,000)	4.770%	5/1/23	40,600	40,600
RBC Capital Markets LLC (Dated 4/28/23, Repurchase Value $121,448,000, collateralized by Fannie Mae 5.000%, 10/1/52, Freddie Mac 4.000%, 3/1/45, U.S. Treasury Inflation Indexed Note/Bond 5.270%, 10/31/24, and U.S. Treasury Note/Bond 3.250%, 6/30/29, with a value of $123,828,000)	4.760%	5/1/23	121,400	121,400
TD Securities (USA) LLC (Dated 4/28/23, Repurchase Value $121,348,000, collateralized by Ginnie Mae 2.500%–6.000%, 10/20/41–2/20/53, with a value of $123,726,000)	4.790%	5/1/23	121,300	121,300
				464,000
U.S. Government and Agency Obligations (0.7%)
United States Treasury Bill	4.645%	5/16/23	155,225	154,941
Total Temporary Cash Investments (Cost $712,127)				712,142
Total Investments (98.1%) (Cost $24,301,909)				22,807,790
Other Assets and Liabilities—Net (1.9%)				448,532
Net Assets (100%)				23,256,322
Cost is in $000.
1	Securities with a value of $75,257,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $18,425,000 have been segregated as collateral for open forward currency contracts.
3	Securities with a value of $4,613,000 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $14,463,817,000, representing 62.2% of net assets.
5	Face amount denominated in euro.
6	Face amount denominated in Canadian dollars.
7	Face amount denominated in British pounds.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Athenahealth Inc.	3,453	3,237	—	(216)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	1,331	274,404	370
5-Year U.S. Treasury Note	June 2023	2,168	237,921	(95)
10-Year U.S. Treasury Note	June 2023	50	5,760	(2)
Long U.S. Treasury Bond	June 2023	416	54,769	1,614
Ultra Long U.S. Treasury Bond	June 2023	24	3,394	(1)
				1,886

Short Futures Contracts
2-Year U.S. Treasury Note	June 2023	(48)	(9,896)	7
10-Year U.S. Treasury Note	June 2023	(2,300)	(264,967)	(5,488)
Long U.S. Treasury Bond	June 2023	(4)	(527)	(1)
Ultra 10-Year U.S. Treasury Note	June 2023	(102)	(12,388)	(82)
				(5,564)
				(3,678)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	5/31/23	USD	79,249	CAD	107,251	40	—
UBS AG	5/31/23	USD	735,129	EUR	666,749	—	(956)
JPMorgan Chase Bank, N.A.	5/31/23	USD	47,226	GBP	37,919	—	(462)
						40	(1,418)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX.NA.HY.S40.V1	6/21/28	USD	753,855	5.000	15,201	9,228
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,057,148	—	1,057,148
Corporate Bonds	—	20,330,488	—	20,330,488
Floating Rate Loan Interests	—	708,012	—	708,012
Temporary Cash Investments	93,201	618,941	—	712,142
Total	93,201	22,714,589	—	22,807,790
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	216	—	216
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,991	—	—	1,991
Forward Currency Contracts	—	40	—	40
Swap Contracts	9,228[1]	—	—	9,228
Total	11,219	40	—	11,259
Liabilities
Futures Contracts[1]	5,669	—	—	5,669
Forward Currency Contracts	—	1,418	—	1,418
Total	5,669	1,418	—	7,087
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.